Employees' Stock Incentive Plans and Management Incentive Plans (Tables)	11 Months Ended
Dec. 29, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions
There were no options granted in the Predecessor period April 29, 2013 to June 7, 2013. The weighted average assumptions used to estimate these fair values are as follows:

	Successor	Predecessor
	February 8 - December 29, 2013	April 28, 2013 FY 2013	April 29, 2012 FY 2012	April 27, 2011 FY 2011
Dividend yield	—%	3.7%	3.7%	3.9%
Expected volatility	24.3%	19.4%	20.9%	20.5%
Expected term (years)	5.0	7.0	5.0	5.5
Risk-free interest rate	1.4%	1.0%	1.0%	1.7%

Stock option activity and related information
A summary of the Company’s stock option activity and related information is as follows:

	Number of Options	Weighted Average Exercise Price (per share)	Aggregate Intrinsic Value
	(In thousands, except per share data)
Predecessor
Options outstanding at April 28, 2010	12,921	$39.36	$508,611
Options granted	1,733	46.42	80,460
Options exercised	(4,813)	35.73	(171,980)
Options cancelled/forfeited and returned to the plan	(73)	42.81	(3,147)
Options outstanding at April 27, 2011	9,768	42.38	413,944
Options granted	1,649	52.19	86,068
Options exercised	(2,798)	37.99	(106,287)
Options cancelled/forfeited and returned to the plan	(11)	38.38	(435)
Options outstanding at April 29, 2012	8,608	45.69	393,290
Options granted	1,540	55.72	85,828
Options exercised	(3,504)	42.35	(148,376)
Options cancelled/forfeited and returned to the plan	(110)	50.67	(5,616)
Options outstanding at April 28, 2013	6,534	49.76	325,126
Options exercised - settled in shares	(25)	34.60	(850)
Options exercised - settled in cash	(6,509)	49.82	(324,276)
Options outstanding at June 7, 2013	—	—	—

Successor
Options outstanding at June 8, 2013	—	$—	$—
Options granted	14,300	$10.00	$143,000
Options outstanding at December 29, 2013	14,300	$10.00	$143,000

Options vested and exercisable at April 27, 2011	5,744	$40.65	$233,507
Options vested and exercisable at April 29, 2012	4,418	$43.90	$193,942
Options vested and exercisable at April 28, 2013	2,573	$48.01	$123,502
Options vested and exercisable at June 7, 2013	—	$—	$—
Options vested and exercisable at December 29, 2013	—	$—	$—

Unvested Stock Options
A summary of the status of the Company’s unvested stock options is as follows:

	Number of Options	Weighted Average Grant Date Fair Value (per share)
	(In thousands, except per share data)
Predecessor
Unvested options at April 29, 2012	4,190	$5.43
Options granted	1,540	$5.79
Options vested	(1,662)	$5.39
Options forfeited	(107)	$5.61
Unvested options at April 28, 2013	3,961	$5.59
Options vested	(3,961)	$5.59
Unvested options at June 7, 2013	—	$—

Successor
Unvested options at June 8, 2013	—	$—
Options granted	14,300	$2.43
Unvested options at December 29, 2013	14,300	$2.43

Activity Of Unvested Restricted Stock Unit And Restricted Stock Awards
A summary of the activity of unvested RSU and restricted stock awards and related information is as follows:

	Number of Units	Weighted Average Grant Date Fair Value (Per Share)
	(In thousands, except per share data)
Predecessor
Unvested units and stock at April 28, 2010	1,496	$44.13
Units and stock granted	574	46.74
Units and stock vested	(725)	44.96
Units and stock cancelled/forfeited and returned to the plan	(49)	43.47
Unvested units and stock at April 27, 2011	1,296	44.84
Units and stock granted	526	52.31
Units and stock vested	(520)	45.27
Units and stock cancelled/forfeited and returned to the plan	(32)	45.90
Unvested units and stock at April 29, 2012	1,270	47.75
Units and stock granted	464	55.88
Units and stock vested	(567)	47.33
Units and stock cancelled/forfeited and returned to the plan	(53)	50.01
Unvested units and stock at April 28, 2013	1,114	$51.24
Units and stock vested - settled in shares	(9)	46.37
Units and stock vested - settled in cash	(1,004)	51.05
Units and stock converted to liability awards (RSU retention awards)	(97)	53.69
Units and stock cancelled/forfeited and returned to the plan	(4)	51.35
Unvested units and stock at June 7, 2013	—	$—

Long-term Performance Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost recognized in SG&A
The compensation cost related to LTPP awards primarily recognized in SG&A and the related tax benefit are as follows:

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013 FY 2013	April 29, 2012 FY 2012	April 27, 2011 FY 2011
	(In millions)
Pre-tax compensation cost	$—	$3.8	$17.3	$18.4	$21.5
Tax benefit	—	1.3	6.1	6.5	7.4
After-tax compensation cost	$—	$2.5	$11.2	$11.9	$14.1

Stock Option and Restricted Stock Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost recognized in SG&A
The compensation cost related to equity plans that were in place in the Predecessor periods primarily recognized in SG&A and Merger related costs, and the related tax benefit, are as follows:

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013 FY 2013	April 29, 2012 FY 2012	April 27, 2011 FY 2011
	(In millions)
Pre-tax compensation cost	$2.6	$26.3	$33.7	$36.5	$32.7
Tax benefit	0.9	8.0	10.8	12.0	10.4
After-tax compensation cost	$1.7	$18.3	$22.9	$24.5	$22.3